RYZZ MANAGED FUTURES STRATEGY PLUS ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2020 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 75.1%
		Communication Services - 37.5% (a)
445		Alphabet, Inc. - Class C (b)	$600,154
1,900		Walt Disney Company	205,485
			805,639
		Consumer Staples - 2.8%
500		Walmart, Inc.	60,775
		Financials - 17.9%
1,300		Berkshire Hathaway, Inc. - Class B (b)	243,568
760		Goldman Sachs Group, Inc.	139,399
			382,967
		Information Technology - 16.9%
500		Apple, Inc.	146,900
1,000		Microsoft Corporation	179,210
200		Visa, Inc. - Class A	35,744
			361,854
		TOTAL COMMON STOCKS (Cost $1,358,315)	1,611,235

		EXCHANGE TRADED FUNDS - 12.9%
1,100		Invesco QQQ Trust Series 1	240,801
331		iShares Short Treasury Bond ETF	36,711
		TOTAL EXCHANGE TRADED FUNDS (Cost $233,840)	277,512

		TOTAL INVESTMENTS - 88.0% (Cost $1,592,155)	1,888,747
		OTHER ASSETS IN EXCESS OF LIABILITIES - 12.0%	258,411
		NET ASSETS - 100.0%	$2,147,158

	Percentages are stated as a percent of net assets.
	(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(b)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

RYZZ MANAGED FUTURES STRATEGY PLUS ETF
SCHEDULE OF OPEN FUTURES CONTRACTS
APRIL 30, 2020 (Unaudited)
Number of Short Contracts	Description	Expiration Month	Notional Value	Unrealized Appreciation
7	Nasdaq 100 E-Mini Future	June 2020	$ (1,258,390)	$6,720
4	S&P 500 E-Mini Future	June 2020	(580,480)	7,720
	Total Futures Contracts			$14,440

Summary of Fair Value Disclosure at April 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020:

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,611,235	$-	$-	$1,611,235
Exchange Traded Funds	277,512	-	-	277,512
Total Investments in Securities	$1,888,747	$-	$-	$1,888,747

Other Financial Instuments (b)	Level 1	Level 2	Level 3	Total
Futures Contracts	$14,440	$-	$-	$14,440

(a) See Schedule of Investments for breakout of investments by sector classification.
(b) Other financial instruments are derivative instruments not reflected in the Schedule of investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2020, the Fund did not recognize any transfers to or from Level 3.